DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 29, 2022	Mar. 31, 2024	Dec. 31, 2023
Ownership Percentage	10.00%
Acquisition 2[Member]
Name of acquisition		Copperhead Digital Holdings, Inc.	Copperhead Digital Holdings, Inc.
Referred		Copperhead Digital or CDH	Copperhead Digital or CDH
Incorporation Date		2015	2015
Ownership Percentage		100.00%	100.00%
Acquisition 3[Member]
Name of acquisition		TruCom, LLC	TruCom, LLC
Referred		TruCom	TruCom
Incorporation Date		2015	2015
Ownership Percentage		100.00%	100.00%
Acquisition 4[Member]
Name of acquisition		CityNet Arizona, LLC	CityNet Arizona, LLC
Referred		CityNet	CityNet
Incorporation Date		2015	2015
Ownership Percentage		100.00%	100.00%
Acquisition 5[Member]
Name of acquisition		San Diego Media Inc.	San Diego Media Inc.
Referred		SDM	SDM
Incorporation Date		2016	2016
Ownership Percentage		100.00%	100.00%
Acquisition 6[Member]
Name of acquisition		Blue Collar Production, Inc.	Blue Collar Production, Inc.
Referred		Blue Collar	Blue Collar
Incorporation Date		2018	2018
Ownership Percentage		100.00%	100.00%
Acquisition 7[Member]
Name of acquisition		TPT SpeedConnect, LLC	TPT SpeedConnect, LLC
Referred		TPT SpeedConnect	TPT SpeedConnect
Incorporation Date		2019	2019
Ownership Percentage		100.00%	86.00%
Acquisition 8[Member]
Name of acquisition		TPT Federal, LLC	TPT Federal, LLC
Referred		TPT Federal	TPT Federal
Incorporation Date		2020	2020
Ownership Percentage		100.00%	100.00%
Acquisition 9[Member]
Name of acquisition		TPT MedTech, LLC	TPT MedTech, LLC
Referred		TPT MedTech	TPT MedTech
Incorporation Date		2020	2020
Ownership Percentage		100.00%	100.00%
Acquisition 10[Member]
Name of acquisition		TPT Strategic, Inc.	TPT Strategic, Inc.
Referred		TPT Strategic	TPT Strategic
Incorporation Date		2020	2020
Ownership Percentage		0.00%	0.00%
Acquisition 11[Member]
Name of acquisition		QuikLab 1 LLC	QuikLab 1 LLC
Referred		Quiklab 1	Quiklab 1
Incorporation Date		2020	2020
Ownership Percentage		80.00%	80.00%
Acquisition 12[Member]
Name of acquisition		QuikLAB 2, LLC	QuikLAB 2, LLC
Referred		QuikLAB 2	QuikLAB 2
Incorporation Date		2020	2020
Ownership Percentage		80.00%	80.00%
Acquisition 13[Member]
Name of acquisition		QuikLAB 3, LLC	QuikLAB 3, LLC
Referred		QuikLAB 3	QuikLAB 3
Incorporation Date		2020	2020
Ownership Percentage		80.00%	80.00%
Acquisition 14[Member]
Name of acquisition		The Fitness Container, LLC	The Fitness Container, LLC
Referred		Air Fitness	Air Fitness
Incorporation Date		2020	2020
Ownership Percentage		75.00%	75.00%
Acquisition 15[Member]
Name of acquisition		TPT Global Tech Asia Limited	TPT Global Tech Asia Limited
Referred		TPT Asia	TPT Asia
Incorporation Date		2020	2020
Ownership Percentage		78.00%	78.00%
Acquisition 16[Member]
Name of acquisition		TPT MedTech UK LTD	TPT MedTech UK LTD
Referred		TPT MedTech UK	TPT MedTech UK
Incorporation Date		2020	2020
Ownership Percentage		100.00%	100.00%
Acquisition 17[Member]
Name of acquisition		TPT Global Defense Systems, Inc.	TPT Global Defense Systems, Inc.
Referred		TPT Global Defense	TPT Global Defense
Incorporation Date		2021	2021
Ownership Percentage		100.00%	100.00%
Acquisition 18[Member]
Name of acquisition		TPT Innovations Technology, Inc.	TPT Innovations Technology, Inc.
Referred		TPT Innovations	TPT Innovations
Incorporation Date		2021	2021
Ownership Percentage		100.00%	100.00%
Acquisition 19[Member]
Name of acquisition		TPT Global Caribbean Inc.	TPT Global Caribbean Inc.
Referred		TPT Caribbean	TPT Caribbean
Incorporation Date		2021	2021
Ownership Percentage		100.00%	100.00%
Acquisition 20[Member]
Name of acquisition		TPT Media and Entertainment, LLC	TPT Media and Entertainment, LLC
Referred		TPT Media and Entertainment	TPT Media and Entertainment
Incorporation Date		2021	2021
Ownership Percentage		100.00%	100.00%
Acquisition 21[Member]
Name of acquisition		VuMe Live, LLC	VuMe Live, LLC
Referred		VuMe Live	VuMe Live
Incorporation Date		2021	2021
Ownership Percentage		100.00%	100.00%
Acquisition 22[Member]
Name of acquisition		Digithrive, LLC	Digithrive, LLC
Referred		Digithrive	Digithrive
Incorporation Date		2021	2021
Ownership Percentage		100.00%	100.00%
Acquisition 23[Member]
Name of acquisition		Asberry 22 Holdings, Inc.	Information Security and Training, LLC
Referred		Asberry or ASHI	IST
Incorporation Date		2023	2022
Ownership Percentage		86.00%	0.00%
Acquisition 24[Member]
Name of acquisition			Asberry 22 Holdings, Inc.
Referred			Asberry or ASHI
Incorporation Date			2023
Ownership Percentage			86.00%
Acquisition 1[Member]
Name of acquisition		TPT Global Tech, Inc.	TPT Global Tech, Inc.
Referred		Company or TPTG	Company or TPTG
Incorporation Date		1988	1988
Ownership Percentage		100.00%	100.00%